Segment information (Details 4) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation of Redundancy Costs
Redundancy costs charged to operating segments		$ 42
Segment profit (loss)		2,204
Redundancy costs	(33)	(664)	(30)
Segment profit (loss) with redundancy costs		1,540
Construction Industries | Reportable segments
Reconciliation of Redundancy Costs
Segment profit (loss)	783	(768)	1,246
Redundancy costs		(256)
Segment profit (loss) with redundancy costs		(1,024)
Resource Industries | Reportable segments
Reconciliation of Redundancy Costs
Segment profit (loss)	1,789	288	1,258
Redundancy costs		(183)
Segment profit (loss) with redundancy costs		105
Power Systems | Reportable segments
Reconciliation of Redundancy Costs
Segment profit (loss)	2,288	1,660	2,522
Redundancy costs		(139)
Segment profit (loss) with redundancy costs		1,521
Financial Products Segment | Reportable segments
Reconciliation of Redundancy Costs
Segment profit (loss)	429	399	548
Redundancy costs		(10)
Segment profit (loss) with redundancy costs		389
All other operating segments
Reconciliation of Redundancy Costs
Segment profit (loss)		625
Redundancy costs		(76)
Segment profit (loss) with redundancy costs		549
Reportable segments
Reconciliation of Redundancy Costs
Segment profit (loss)	$ 5,289	$ 1,579	$ 5,574